UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Bond Index Portfolio (Initial Class and Class L)

Annual Report

December 31, 2011

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which includes details as to offering price and other information.

Management Discussion

The investment objective of the Maxim Bond Index Portfolio (the “Portfolio”) is to seek investment results which track the total return of the debt securities that comprise the Barclays Capital U.S. Aggregate Bond Index (the “Index”). The Index is designed to replicate the performance of the domestic investment grade fixed rate bond market. The Portfolio is designed to meet the needs of investors who wish to participate in the overall performance of the investment grade sector.

The Index includes government and corporate securities, mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities. The Index contained 7,829 securities valued at $15.9 trillion as of December 31, 2011. Using sampling techniques, the Portfolio is invested to match the relevant attributes of the Index; these include investment type, asset class, sector, duration and quality. The Portfolio may hold money market instruments to maintain liquidity or for temporary defensive purposes. The proportion of the Portfolio’s assets that may be invested in the securities of a single issuer is limited. The Portfolio may also be invested in index futures or options on a limited basis as a means of replicating the Index.

Aggregate fixed income returns were positive in 2011, with Government debt returning 9.0%, a flight to quality driven performance. Corporates returned 8.2%, with the Financials sector lagging significantly because of downgrades and credit concerns. Agency MBS and CMBS performance was positive, though these sectors lagged both Industrial and Utilities sector corporates by a significant margin.

The Portfolio’s (Initial Class shares) tracking error (defined as the total gross return of the Portfolio minus the total return of the Index) for 2011 was -10 basis points (-0.10%). While the objective of the Portfolio is to track the return of the Index, precise replication of the Index is impractical due to the size of the Portfolio and number of securities in the Index. Consequently, specific issuer and issue selections within each sector category will impact performance. The Portfolio’s asset class and sector allocations, as well as duration targets, were maintained within acceptable ranges.

The views and opinions in this report were current as of December 31, 2011 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time. Portfolio returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Barclays Capital Aggregate Bond Index
	10,000.00	10,000.00
2002	10,969.00	11,026.00
2003	11,306.85	11,478.07
2004	11,677.71	11,976.10
2005	11,922.94	12,267.00
2006	12,377.21	12,798.16
2007	13,211.43	13,690.19
2008	14,056.96	14,407.56
2009	14,925.68	15,261.93
2010	15,896.52	16,260.06
2011	17,042.65	17,534.84

Note: Performance for the Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2011

	One Year	Five Years	Ten Years/Since Inception
Initial Class	7.21%	6.60%	5.47%
Class L	–	–	3.15%*

*Since inception on July 29, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Moody’s Rating as of December 31, 2011

Moody’s Rating	% of Portfolio Investments
A1	1.51%
A2	2.47%
A3	3.15%
Aa1	1.37%
Aa2	1.11%
Aa3	1.53%
Aaa	71.60%
Ba1	0.05%
Ba2	0.10%
Baa1	3.72%
Baa2	4.58%
Baa3	1.22%
Not Rated	0.91%
Short Term Investments	6.68%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/11)	Ending Account Value (12/31/11)	Expenses Paid During Period (07/01/11 – 12/31/11)
Initial Class
Actual	$1,000.00	$1,045.50	$2.56*

Hypothetical (5% return before expenses)	$1,000.00	$1,022.71	$2.53*

Class L
Actual	$1,000.00	$1,031.50	$3.25**

Hypothetical (5% return before expenses)	$1,000.00	$1,021.41	$3.84***

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.50% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

**Expenses are equal to the Portfolio’s annualized expense ratio of 0.75% for the Class L shares, multiplied by the average account value over the period, multiplied by 156/365 days to reflect the investment period.

***Expenses are equal to the Portfolio’s annualized expense ratio of 0.75% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO

Schedule of Investments

As of December 31, 2011

Principal Amount			Value

BONDS AND NOTES
Asset-Backed Securities — 0.60%
	Avis Budget Rental Car Funding AESOP LLC
$1,000,000	Series 2010-5A Class A 3.15%, 03/20/2017(a)	$	1,011,325
2,000,000	Series 2011-3A Class A 3.41%, 11/20/2017(a)		2,049,334
750,000	Citibank Credit Card Issuance Trust Series 2009-A4 Class A4
	4.90%, 06/23/2016		823,213

			3,883,872

Basic Materials — 1.27%
500,000	Anglo American Capital PLC(a)
	9.38%, 04/08/2014		570,770
500,000	ArcelorMittal
	6.13%, 06/01/2018		493,781
500,000	BHP Billiton Finance USA Ltd
	5.25%, 12/15/2015		574,540
500,000	Chevron Phillips Chemical Co LLC/LP(a)
	4.75%, 02/01/2021		535,246
500,000	Cliffs Natural Resources Inc
	5.90%, 03/15/2020		532,929
	Dow Chemical Co
250,000	2.50%, 02/15/2016		251,088
500,000	5.70%, 05/15/2018		557,025
500,000	EI du Pont de Nemours & Co
	5.25%, 12/15/2016		584,186
	International Paper Co
500,000	5.30%, 04/01/2015(b)		540,749
500,000	4.75%, 02/15/2022		531,476
500,000	PPG Industries Inc
	3.60%, 11/15/2020		522,669
500,000	Rio Tinto Finance USA Ltd
	9.00%, 05/01/2019		682,385
500,000	Teck Resources Ltd
	4.50%, 01/15/2021		522,142
250,000	Vale Overseas Ltd
	4.63%, 09/15/2020		258,526
	Xstrata Finance Canada Ltd
500,000	5.80%, 11/15/2016(a)		545,440
500,000	6.00%, 11/15/2041(a)		513,056

			8,216,008

Communications — 2.19%
500,000	Alltel Corp
	7.00%, 03/15/2016		592,651
500,000	America Movil SAB de CV
	5.00%, 03/30/2020		552,386
	AT&T Inc
500,000	5.60%, 05/15/2018		580,976
500,000	6.15%, 09/15/2034		593,127
500,000	5.35%, 09/01/2040		562,450
1,098,000	British Sky Broadcasting Group PLC(a)
	9.50%, 11/15/2018		1,421,035

Principal Amount		Value

Communications — (continued)
$500,000	Cellco Partnership / Verizon Wireless Capital LLC
	7.38%, 11/15/2013	$556,720
	Comcast Corp
569,000	6.30%, 11/15/2017	673,012
500,000	5.15%, 03/01/2020	568,616
500,000	COX Communications Inc
	5.45%, 12/15/2014	555,014
1,000,000	Crown Castle Towers LLC(a)
	6.11%, 01/15/2020	1,103,339
500,000	Deutsche Telekom International Finance BV
	8.75%, 06/15/2030	697,455
500,000	DIRECTV Holdings LLC / DIRECTV Financing Co Inc
	3.13%, 02/15/2016	506,497
500,000	Pearson Funding Two PLC(a)
	4.00%, 05/17/2016	527,919
500,000	Rogers Communications Inc
	6.80%, 08/15/2018	609,072
634,000	Southwestern Bell Telephone LP
	7.00%, 07/01/2015	740,676
500,000	Telecom Italia Capital SA
	6.18%, 06/18/2014	480,933
	Verizon Communications Inc
500,000	5.85%, 09/15/2035	597,381
500,000	6.00%, 04/01/2041	619,935
	Viacom Inc
500,000	4.38%, 09/15/2014	535,625
500,000	2.50%, 12/15/2016	499,810
500,000	Vodafone Group PLC
	5.63%, 02/27/2017	580,567

		14,155,196

Consumer, Cyclical — 1.43%
908,697	Continental Airlines 1999-1 Class A Pass Through Trust
	6.55%, 02/02/2019	946,135
420,274	CVS Pass-Through Trust
	6.04%, 12/10/2028	437,375
500,000	Daimler Finance North America LLC
	6.50%, 11/15/2013	544,598
953,217	Delta Air Lines 2010-2 Class A Pass Through Trust(b)
	4.95%, 05/23/2019	965,132
500,000	Home Depot Inc
	5.40%, 03/01/2016	577,484
500,000	Hyatt Hotels Corp(a)
	5.75%, 08/15/2015	535,437
1,000,000	Johnson Controls Inc
	2.60%, 12/01/2016	1,008,827
250,000	Kia Motors Corp(a)
	3.63%, 06/14/2016	247,839
500,000	Mattel Inc
	4.35%, 10/01/2020	534,740
845,863	Southwest Airlines Co 2007-1 Pass Through Trust
	6.15%, 08/01/2022	909,303

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO

Schedule of Investments

As of December 31, 2011

Principal Amount			Value

Consumer, Cyclical — (continued)
$1,422,947	UAL 2009-2A Pass Through Trust
	9.75%, 01/15/2017	$	1,536,783
1,000,000	VF Corp
	3.50%, 09/01/2021		1,038,800

			9,282,453

Consumer, Non-cyclical — 2.26%
500,000	Abbott Laboratories
	4.13%, 05/27/2020		554,272
500,000	Alberto-Culver Co
	5.15%, 06/01/2020		572,437
500,000	Anheuser-Busch Cos LLC
	5.95%, 01/15/2033		601,431
500,000	Aristotle Holding Inc(a)
	4.75%, 11/15/2021		517,386
500,000	Baxter International Inc
	4.50%, 08/15/2019		566,223
500,000	Bottling Group LLC
	5.13%, 01/15/2019		583,330
500,000	Brambles USA Inc(a)
	5.35%, 04/01/2020		533,464
500,000	Coca-Cola Co
	3.15%, 11/15/2020		524,752
	Corn Products International Inc
500,000	3.20%, 11/01/2015		516,600
250,000	4.63%, 11/01/2020		265,850
1,000,000	DENTSPLY International Inc
	2.75%, 08/15/2016		1,009,597
500,000	Equifax Inc
	4.45%, 12/01/2014		527,004
500,000	Express Scripts Inc
	3.13%, 05/15/2016		502,772
250,000	Genzyme Corp
	3.63%, 06/15/2015		266,925
500,000	GlaxoSmithKline Capital Inc
	5.65%, 05/15/2018		601,803
1,000,000	JM Smucker Co
	3.50%, 10/15/2021		1,023,048
500,000	Kraft Foods Inc
	5.38%, 02/10/2020		576,925
500,000	Kroger Co
	6.40%, 08/15/2017		594,662
500,000	Laboratory Corp of America Holdings
	3.13%, 05/15/2016		519,390
500,000	Merck & Co Inc
	6.00%, 09/15/2017		612,969
500,000	Novartis Capital Corp
	4.40%, 04/24/2020		569,910
500,000	Procter & Gamble Co
	5.55%, 03/05/2037		664,078
250,000	SABMiller PLC(a)
	6.50%, 07/01/2016		292,149
500,000	UnitedHealth Group Inc
	5.00%, 08/15/2014		544,562
500,000	WellPoint Inc
	5.25%, 01/15/2016		559,780

Principal Amount			Value

Consumer, Non-cyclical — (continued)
$500,000	Woolworths Ltd(a)
	2.55%, 09/22/2015	$	510,813

			14,612,132

Energy — 1.92%
500,000	BP Capital Markets PLC
	3.13%, 10/01/2015		523,712
500,000	Cenovus Energy Inc
	4.50%, 09/15/2014		538,641
500,000	ConocoPhillips
	5.90%, 10/15/2032		615,913
500,000	EOG Resources Inc
	2.50%, 02/01/2016		514,923
500,000	EQT Corp
	8.13%, 06/01/2019		586,484
500,000	Gulfstream Natural Gas System LLC(a)
	6.95%, 06/01/2016		578,997
500,000	Hess Corp
	7.00%, 02/15/2014		554,992
250,000	Husky Energy Inc
	5.90%, 06/15/2014		271,718
685,365	Kern River Funding Corp(a)
	4.89%, 04/30/2018		749,165
500,000	Motiva Enterprises LLC(a)
	5.75%, 01/15/2020		581,085
500,000	Northwest Pipeline GP
	7.13%, 12/01/2025		633,195
500,000	Panhandle Eastern Pipeline Co LP
	6.20%, 11/01/2017		568,916
500,000	Petrobras International Finance Co - Pifco
	5.75%, 01/20/2020		535,060
500,000	Shell International Finance BV
	3.25%, 09/22/2015		537,939
250,000	Sunoco Logistics Partners Operations LP
	8.75%, 02/15/2014		279,431
1,000,000	Talisman Energy Inc
	6.25%, 02/01/2038		1,203,517
	Transocean Inc
500,000	4.95%, 11/15/2015		510,574
500,000	6.00%, 03/15/2018		511,011
	Valero Energy Corp
500,000	6.13%, 06/15/2017		558,318
500,000	7.50%, 04/15/2032		585,026
750,000	Weatherford International Ltd/Bermuda
	9.63%, 03/01/2019		969,969

			12,408,586

Financial — 7.49%
500,000	Allstate Corp
	5.35%, 06/01/2033		515,221
500,000	American Express Co
	7.25%, 05/20/2014		558,388
500,000	Ameriprise Financial Inc
	5.30%, 03/15/2020		538,030

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO

Schedule of Investments

As of December 31, 2011

Principal Amount			Value

Financial — (continued)
	Bank of America Corp
$1,000,000	4.90%, 05/01/2013	$	1,000,809
500,000	4.50%, 04/01/2015		482,493
500,000	5.75%, 12/01/2017		472,261
500,000	Bank of America NA
	6.00%, 10/15/2036		415,867
500,000	Bank of New York Mellon Corp
	5.13%, 08/27/2013		531,983
500,000	Bank of Nova Scotia
	3.40%, 01/22/2015		525,187
500,000	Barclays Bank PLC
	5.00%, 09/22/2016		517,832
500,000	BB&T Corp
	3.95%, 04/29/2016		537,180
500,000	Bear Stearns Cos LLC
	5.70%, 11/15/2014		543,765
1,443,243	BGS CTL
	6.36%, 06/15/2033(a)(c)		1,683,988
779,000	BlackRock Inc
	6.25%, 09/15/2017		906,296
500,000	Camden Property Trust
	5.38%, 12/15/2013		522,569
1,000,000	Canadian Imperial Bank of Commerce/Canada(a)
	2.60%, 07/02/2015		1,034,251
500,000	Charles Schwab Corp
	4.45%, 07/22/2020		529,030
	Citigroup Inc
500,000	5.00%, 09/15/2014		494,854
500,000	6.13%, 11/21/2017		533,615
500,000	5.38%, 08/09/2020		514,136
500,000	5.85%, 12/11/2034		492,902
500,000	CME Group Inc
	5.75%, 02/15/2014		545,007
500,000	CME Group Inc.
	4.40%, 03/15/2018(a)		531,240
500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
	2.13%, 10/13/2015		489,950
	Credit Suisse/New York NY
500,000	2.20%, 01/14/2014		494,494
500,000	5.40%, 01/14/2020		471,583
750,000	Deutsche Bank AG/London
	3.45%, 03/30/2015		762,106
500,000	Duke Realty LP
	6.75%, 03/15/2020		548,588
	European Investment Bank
500,000	3.00%, 04/08/2014		518,169
500,000	2.88%, 01/15/2015		520,483
500,000	5.13%, 09/13/2016(b)		575,214
500,000	2.88%, 09/15/2020(b)		500,064
500,000	Export Development Canada
	4.50%, 10/25/2012		515,949
500,000	Export-Import Bank of Korea(b)
	4.00%, 01/29/2021		482,513
	General Electric Capital Corp
500,000	5.38%, 10/20/2016		558,835
1,000,000	4.63%, 01/07/2021		1,037,452
500,000	6.75%, 03/15/2032		585,470

Principal Amount			Value

Financial — (continued)
	Goldman Sachs Group Inc
$500,000	5.75%, 10/01/2016	$	518,430
500,000	6.15%, 04/01/2018		516,045
1,000,000	6.25%, 02/01/2041		981,029
	HSBC Finance Corp
500,000	5.00%, 06/30/2015		507,696
500,000	5.50%, 01/19/2016		511,640
500,000	HSBC Holdings PLC
	5.10%, 04/05/2021		531,296
1,000,000	International Bank for Reconstruction & Development
	1.75%, 07/15/2013		1,018,440
500,000	Jefferies Group Inc
	8.50%, 07/15/2019		507,500
	JPMorgan Chase & Co
500,000	5.13%, 09/15/2014		527,150
1,000,000	6.00%, 01/15/2018		1,115,679
500,000	JPMorgan Chase Bank NA
	6.00%, 10/01/2017		537,852
	Kreditanstalt fuer Wiederaufbau
1,000,000	1.38%, 07/15/2013		1,009,090
500,000	4.88%, 01/17/2017		582,666
500,000	4.38%, 03/15/2018		574,483
500,000	2.75%, 09/08/2020		517,406
500,000	Landwirtschaftliche Rentenbank
	2.38%, 09/13/2017		515,582
500,000	Lincoln National Corp
	6.25%, 02/15/2020		538,713
500,000	Merrill Lynch & Co Inc
	6.05%, 05/16/2016		471,280
500,000	MetLife Inc
	6.75%, 06/01/2016		576,019
500,000	Metropolitan Life Global Funding I(a)
	3.13%, 01/11/2016		513,075
	Morgan Stanley
750,000	6.00%, 05/13/2014		757,286
500,000	6.63%, 04/01/2018		493,722
500,000	5.63%, 09/23/2019		463,040
500,000	NASDAQ OMX Group Inc
	4.00%, 01/15/2015		512,340
500,000	New York Life Insurance Co(a)
	6.75%, 11/15/2039		638,473
500,000	Nomura Holdings Inc
	5.00%, 03/04/2015		503,486
500,000	Oesterreichische Kontrollbank AG
	1.75%, 10/05/2015		497,507
500,000	Pacific LifeCorp(a)
	6.00%, 02/10/2020		532,152
1,000,000	PNC Bank NA
	4.88%, 09/21/2017		1,060,599
1,000,000	PNC Funding Corp
	2.70%, 09/19/2016		1,017,975
	Prudential Financial Inc
500,000	6.10%, 06/15/2017		548,925
250,000	5.38%, 06/21/2020		267,558
500,000	Royal Bank of Canada
	2.63%, 12/15/2015		513,951
500,000	Simon Property Group LP
	4.20%, 02/01/2015		530,212

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO

Schedule of Investments

As of December 31, 2011

Principal Amount		Value

Financial — (continued)
$250,000	Susa Partnership LP
	7.50%, 12/01/2027	$303,921
500,000	Teachers Insurance & Annuity Association of America(a)
	6.85%, 12/16/2039	641,701
500,000	Toronto-Dominion Bank(a)
	2.20%, 07/29/2015	511,978
500,000	Toyota Motor Credit Corp
	3.20%, 06/17/2015	525,908
500,000	UBS AG/Stamford CT
	4.88%, 08/04/2020	496,590
500,000	Wachovia Bank NA
	4.80%, 11/01/2014	525,403
	Wells Fargo & Co
1,000,000	4.38%, 01/31/2013	1,033,501
500,000	5.13%, 09/15/2016	537,622
500,000	5.38%, 02/07/2035	537,362

		48,510,057

Foreign Government Obligations — 1.93%
	Brazilian Government International Bond
500,000	7.88%, 03/07/2015	595,000
500,000	6.00%, 01/17/2017	583,750
500,000	4.88%, 01/22/2021	558,750
500,000	Canada Government International Bond
	2.38%, 09/10/2014	525,065
	Mexico Government International Bond
500,000	5.63%, 01/15/2017	575,000
500,000	5.13%, 01/15/2020	571,250
500,000	6.75%, 09/27/2034	651,250
	Province of British Columbia Canada
1,000,000	2.85%, 06/15/2015	1,059,457
1,000,000	2.10%, 05/18/2016	1,040,478
1,000,000	2.65%, 09/22/2021(b)	1,019,528
	Province of Manitoba Canada
1,000,000	2.13%, 04/22/2013	1,019,964
1,000,000	2.63%, 07/15/2015	1,050,100
	Province of Ontario Canada
500,000	4.38%, 02/15/2013	520,029
500,000	4.10%, 06/16/2014	537,267
1,000,000	2.30%, 05/10/2016	1,029,803
1,000,000	4.40%, 04/14/2020	1,139,399

		12,476,090

Industrial — 1.83%
	Agilent Technologies Inc
500,000	5.50%, 09/14/2015	551,151
500,000	5.00%, 07/15/2020	559,864
500,000	Amphenol Corp
	4.75%, 11/15/2014	535,735
1,000,000	BAE Systems PLC(a)
	3.50%, 10/11/2016	1,004,858
1,000,000	Bemis Co Inc
	4.50%, 10/15/2021	1,059,361

Principal Amount		Value

Industrial — (continued)
$969,756	Burlington Northern & Santa Fe Railway Co 2005-4 Pass Through Trust
	4.97%, 04/01/2023	$1,065,738
500,000	Caterpillar Inc
	5.70%, 08/15/2016	586,729
500,000	CSX Corp
	5.60%, 05/01/2017	571,770
	Federal Express Corp 1998 Pass Through Trust
473,279	6.85%, 01/15/2019	520,607
975,134	6.72%, 01/15/2022	1,153,096
471,389	GATX Corp 2008-2 Pass Through Trust
	9.00%, 11/15/2013	529,053
500,000	Hubbell Inc
	3.63%, 11/15/2022	518,286
500,000	Lennox International Inc
	4.90%, 05/15/2017	527,981
500,000	Norfolk Southern Corp
	5.90%, 06/15/2019	607,541
250,000	Pall Corp
	5.00%, 06/15/2020	283,014
500,000	Stanley Black & Decker Inc
	6.15%, 10/01/2013	538,539
500,000	Union Pacific Corp
	6.63%, 02/01/2029	656,544
467,246	Union Pacific Railroad Co 2007-3 Pass Through Trust
	6.18%, 01/02/2031	577,826

		11,847,693

Mortgage-Backed Securities — 39.23%
1,576,785	Americold LLC Trust Series 2010-ARTA Class A1(a)
	3.85%, 01/14/2029	1,633,341
	Bear Stearns Commercial Mortgage Securities
500,000	Series 2003-PWR2 Class A4 5.19%, 05/11/2039(d)	523,557
1,330,000	Adjusted Series 2005-T20 Class A4A 5.15%, 10/12/2042(d)	1,470,843
	Federal Home Loan Bank
3,000,000	1.50%, 01/16/2013	3,037,251
3,500,000	3.38%, 02/27/2013	3,623,477
2,500,000	3.63%, 10/18/2013	2,642,198
1,300,000	5.25%, 06/18/2014	1,446,886
3,250,000	5.38%, 05/18/2016	3,854,477
	Federal Home Loan Mortgage Corp
800,000	4.13%, 09/27/2013	851,366
2,000,000	4.50%, 01/15/2014	2,159,944
2,500,000	3.00%, 07/28/2014	2,652,805
750,000	1.00%, 08/20/2014	754,742
1,250,000	2.88%, 02/09/2015	1,333,070
1,250,000	5.50%, 07/18/2016	1,490,634
228,499	5.00%, 12/01/2017	244,239
212,679	5.50%, 02/01/2018	229,529

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO

Schedule of Investments

As of December 31, 2011

Principal Amount		Value

Mortgage-Backed Securities — (continued)
$197,013	5.00%, 04/01/2018	$210,686
226,280	5.50%, 05/01/2018	244,237
361,731	5.00%, 08/01/2018	389,572
1,000,000	3.75%, 03/27/2019(b)	1,141,531
234,779	5.00%, 12/01/2020	253,069
239,162	4.00%, 01/01/2021	253,169
293,470	5.00%, 04/01/2021	316,333
118,031	5.00%, 05/01/2021	127,226
191,206	5.50%, 05/01/2021	207,117
387,628	5.50%, 06/01/2022	419,885
97,155	5.00%, 03/01/2023	104,208
484,525	4.50%, 06/01/2024	518,660
523,133	5.00%, 09/01/2024	570,560
672,856	4.00%, 02/01/2025	706,375
2,495,849	3.00%, 12/01/2025	2,579,120
678,662	3.50%, 12/01/2025	714,997
1,937,892	4.00%, 05/01/2026	2,036,853
1,169,094	3.50%, 08/01/2026	1,227,667
484,084	3.50%, 09/01/2026	505,009
2,000,000	3.00%, 12/01/2026	2,069,853
43,983	7.50%, 05/01/2027	51,997
37,692	6.50%, 04/01/2029	43,188
5,767	7.50%, 08/01/2030	6,888
1,263,728	6.50%, 11/01/2032	1,442,729
808,461	5.50%, 06/01/2033	881,125
383,388	4.50%, 08/01/2033	407,804
202,005	5.00%, 02/01/2034	217,478
275,150	5.00%, 07/01/2034	296,053
825,545	5.00%, 09/01/2035	896,261
332,779	6.00%, 03/01/2036	367,472
204,430	6.00%, 04/01/2036	225,929
800,543	5.50%, 05/01/2036	870,619
1,165,261	5.00%, 06/01/2036	1,253,789
500,463	6.00%, 11/01/2036	551,387
356,503	6.00%, 12/01/2036	392,779
1,189,269	5.50%, 05/01/2037	1,298,696
849,426	6.00%, 08/01/2037	935,858
1,976,708	5.50%, 10/01/2037	2,163,020
757,189	6.50%, 11/01/2037	849,616
291,803	6.00%, 04/01/2038	321,495
878,074	5.00%, 06/01/2038	944,510
1,077,698	6.00%, 06/01/2038	1,185,000
1,058,001	4.50%, 03/01/2039	1,122,073
798,300	4.50%, 06/01/2039	846,645
1,375,336	4.50%, 09/01/2039	1,458,625
5,254,005	4.50%, 11/01/2039	5,572,184
4,746,133	4.00%, 12/01/2039	4,985,043
981,670	5.00%, 12/01/2039	1,065,760
2,614,286	4.50%, 05/01/2040	2,793,846
2,307,170	5.00%, 05/01/2040	2,481,370
1,067,315	4.50%, 07/01/2040	1,131,618
1,062,188	5.00%, 08/01/2040	1,146,276
1,779,048	4.00%, 11/01/2040	1,868,601
2,906,728	4.00%, 02/01/2041	3,068,034
1,843,812	4.50%, 06/01/2041	1,954,464
	Federal National Mortgage Association
22	8.00%, 06/01/2012	22
127	8.00%, 12/01/2012	128
900,000	4.75%, 02/21/2013	945,282

Principal Amount		Value

Mortgage-Backed Securities — (continued)
$1,250,000	3.88%, 07/12/2013	$1,318,204
17,047	6.50%, 12/01/2013	17,691
750,000	2.50%, 05/15/2014	782,762
1,000,000	1.13%, 06/27/2014	1,012,977
750,000	3.00%, 09/16/2014	799,468
1,500,000	5.00%, 04/15/2015	1,705,757
2,700,000	5.00%, 05/11/2017	3,204,816
134,725	6.00%, 07/01/2017	146,803
114,955	5.00%, 06/01/2018	124,845
216,233	4.00%, 04/01/2019	230,012
103,485	5.00%, 10/01/2020	111,871
133,636	6.00%, 05/01/2021	144,927
434,248	3.50%, 06/01/2021	454,727
87,719	6.00%, 12/01/2021	95,090
55,502	8.00%, 11/01/2022	64,067
525,138	5.00%, 01/01/2024	575,455
2,811,433	4.50%, 05/01/2024	2,998,052
1,493,567	4.00%, 07/01/2024	1,599,476
1,019,990	4.00%, 02/01/2025	1,076,060
2,526,724	4.50%, 06/01/2025	2,694,445
5,112,921	3.50%, 12/01/2025	5,351,555
1,766,799	4.00%, 01/01/2026	1,863,924
2,995,708	3.00%, 12/01/2026	3,098,933
239,639	6.00%, 01/01/2029	268,404
873,569	4.50%, 01/01/2030	934,291
831,678	4.50%, 05/01/2030	889,489
2,491,576	4.00%, 09/01/2030	2,632,958
274,300	6.50%, 06/01/2032	313,226
182,664	7.00%, 07/01/2032	212,947
344,184	6.50%, 08/01/2032	391,019
298,114	5.50%, 05/01/2033	329,892
568,842	5.00%, 07/01/2033	615,170
754,738	5.00%, 09/01/2033	816,205
1,097,478	5.00%, 12/01/2033	1,186,858
396,542	5.50%, 01/01/2034	433,330
1,689,946	5.50%, 03/01/2034	1,867,186
526,909	5.50%, 02/01/2035	575,996
505,751	6.00%, 02/01/2035	562,034
244,571	5.00%, 07/01/2035	264,413
1,710,060	5.00%, 09/01/2035	1,848,972
833,953	5.50%, 09/01/2035	910,601
197,240	5.00%, 10/01/2035	213,242
613,492	6.00%, 10/01/2035	678,505
1,243,706	5.50%, 11/01/2035	1,358,016
206,670	6.00%, 11/01/2035	228,572
229,658	5.50%, 12/01/2035	250,766
288,899	6.00%, 12/01/2035	320,508
1,469,723	4.50%, 01/01/2036	1,567,981
495,059	6.00%, 02/01/2036	547,521
1,215,761	5.50%, 04/01/2036	1,326,714
340,448	6.00%, 04/01/2036	376,526
1,537,603	5.50%, 05/01/2036	1,678,924
414,987	6.00%, 06/01/2036	460,391
383,483	6.00%, 07/01/2036	423,044
236,846	6.50%, 08/01/2036	266,016
934,566	5.50%, 10/01/2036	1,025,256
1,261,032	5.50%, 11/01/2036	1,375,752
402,228	5.00%, 05/01/2037	434,798
579,670	5.00%, 07/01/2037	626,879
467,782	6.00%, 08/01/2037	515,600

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO

Schedule of Investments

As of December 31, 2011

Principal Amount		Value

Mortgage-Backed Securities — (continued)
$2,140,218	6.00%, 03/01/2038	$2,374,380
1,694,927	5.50%, 06/01/2038	1,854,945
1,204,303	5.50%, 07/01/2038	1,322,518
1,070,200	6.00%, 10/01/2038	1,179,599
372,483	5.50%, 11/01/2038	408,720
3,135,049	6.00%, 11/01/2038	3,472,177
4,730,247	4.50%, 02/01/2039	5,037,618
1,962,091	4.50%, 04/01/2039	2,106,143
1,397,028	4.50%, 05/01/2039	1,499,594
921,076	6.00%, 05/01/2039	1,020,125
3,732,566	4.50%, 06/01/2039	4,006,602
5,022,182	5.00%, 07/01/2039	5,428,614
6,379,854	4.50%, 08/01/2039	6,829,692
1,192,641	5.50%, 08/01/2039	1,299,648
354,395	4.50%, 10/01/2039	377,423
924,516	5.00%, 12/01/2039	1,009,055
1,421,955	4.50%, 03/01/2040	1,526,351
2,115,670	4.50%, 06/01/2040	2,253,146
2,226,579	5.00%, 06/01/2040	2,430,181
777,426	4.50%, 08/01/2040	827,943
458,424	4.50%, 09/01/2040	490,791
2,374,437	4.00%, 11/01/2040	2,496,557
1,027,643	4.50%, 11/01/2040	1,094,419
1,471,589	5.00%, 11/01/2040	1,600,175
967,467	5.00%, 01/01/2041	1,052,532
5,048,898	4.00%, 02/01/2041	5,329,871
3,326,821	4.50%, 06/01/2041	3,551,237
1,485,143	4.50%, 10/01/2041	1,590,002
2,989,031	4.00%, 12/01/2041	3,143,696
	Government National Mortgage Association
21,999	9.00%, 01/15/2017	24,775
292,913	5.00%, 09/15/2018	319,576
24,608	9.00%, 04/15/2021	27,785
47,763	7.00%, 07/15/2025	54,790
23,988	7.50%, 12/15/2025	28,320
904,281	4.00%, 04/20/2026	971,229
1,069,999	5.00%, 11/15/2033	1,191,884
343,555	5.50%, 12/15/2035	387,090
407,806	5.00%, 12/20/2035	453,455
663,461	6.00%, 01/20/2036	752,531
937,479	5.50%, 02/20/2036	1,057,213
368,744	5.50%, 04/15/2037	415,471
755,762	5.00%, 08/15/2038	838,122
4,410,270	5.00%, 06/15/2039	4,902,428
1,694,967	4.00%, 11/15/2039	1,820,977
3,520,584	4.00%, 05/20/2040	3,773,515
1,536,182	4.50%, 07/20/2040	1,679,911
800,637	5.50%, 07/20/2040	898,640
1,336,187	4.50%, 09/20/2040	1,461,204
2,846,218	4.00%, 10/15/2040	3,064,487
3,615,422	4.00%, 01/15/2041	3,884,205
1,489,916	4.00%, 08/15/2041	1,600,681
1,000,000	Greenwich Capital Commercial Funding Corp Series 2003-C2 Class A4
	4.92%, 01/05/2036	1,046,068
1,250,000	GS Mortgage Securities Corp II Series 2005-GG4 Class A4
	4.76%, 07/10/2039	1,309,986

Principal Amount		Value

Mortgage-Backed Securities — (continued)
$500,000	JP Morgan Chase Commercial Mortgage Securities Corp Adjusted Series 2005-LDP5 Class AM(d)
	5.25%, 12/15/2044	$526,480
	Morgan Stanley Capital I
1,500,000	Series 2005-IQ10 Class A4A 5.23%, 09/15/2042(d)	1,650,477
2,000,000	Series 2007-T25 Class A3 5.51%, 11/12/2049(d)	2,208,248
500,000	Series 2007-T25 Class AM 5.54%, 11/12/2049(d)	517,219
1,250,000	Series 2006-T21 Class A4 5.16%, 10/12/2052(d)	1,379,156
	Residential Funding Mortgage Securities II Inc
800,000	Guaranteed Series 2006-HI5 Class A3 5.50%, 08/25/2025	672,750
313,565	Series 2006-HI2 Class A3 5.79%, 02/25/2036	313,647
750,000	Tennessee Valley Authority
	3.88%, 02/15/2021	855,680
455,802	Wachovia Bank Commercial Mortgage Trust Series 2004-C10 Class A4
	4.75%, 02/15/2041	477,830

		253,967,653

Municipal Bonds and Notes — 0.26%
500,000	Indianapolis Local Public Improvement Bond Bank
	6.00%, 01/15/2040	589,955
1,000,000	New York State Dormitory Authority
	4.55%, 02/15/2021	1,126,300

		1,716,255

Technology — 0.68%
500,000	Applied Materials Inc
	2.65%, 06/15/2016	511,872
500,000	Computer Sciences Corp
	6.50%, 03/15/2018	490,000
500,000	Dun & Bradstreet Corp
	2.88%, 11/15/2015	513,589
	Fiserv Inc
500,000	3.13%, 10/01/2015	512,201
250,000	4.63%, 10/01/2020	260,050
500,000	HP Enterprise Services LLC
	6.00%, 08/01/2013	530,037
1,000,000	Intel Corp
	1.95%, 10/01/2016	1,028,017

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO

Schedule of Investments

As of December 31, 2011

Principal Amount			Value

Technology — (continued)
$500,000	International Business Machines Corp
	6.50%, 10/15/2013	$	551,398

			4,397,164

U.S. Government Agency Obligations — 1.42%
	Federal Home Loan Bank
1,500,000	5.50%, 08/13/2014		1,690,578
2,000,000	4.75%, 12/16/2016		2,349,892
500,000	Federal Home Loan Mortgage Corp
	5.25%, 04/18/2016		589,013
3,500,000	Federal National Mortgage Association
	4.63%, 10/15/2013		3,763,882
500,000	Resolution Funding Corp
	9.38%, 10/15/2020		786,301

			9,179,666

U.S. Treasury Bonds and Notes — 31.95%
	U.S. Treasury Bond/Note
2,500,000	1.38%, 01/15/2013		2,531,055
1,500,000	0.63%, 01/31/2013		1,507,325
3,500,000	1.38%, 02/15/2013		3,546,620
1,000,000	0.63%, 02/28/2013		1,005,195
5,100,000	2.50%, 03/31/2013		5,245,432
500,000	1.75%, 04/15/2013		509,922
2,600,000	0.50%, 05/31/2013		2,610,969
3,500,000	1.00%, 07/15/2013		3,541,699
500,000	0.38%, 07/31/2013		501,192
3,000,000	0.13%, 08/31/2013		2,994,726
1,600,000	3.13%, 08/31/2013		1,676,250
3,125,000	0.75%, 09/15/2013		3,151,734
1,000,000	0.50%, 10/15/2013		1,004,336
2,500,000	1.50%, 12/31/2013		2,562,110
500,000	1.00%, 01/15/2014		507,383
3,600,000	1.75%, 01/31/2014		3,709,969
3,200,000	4.00%, 02/15/2014		3,451,002
2,100,000	1.75%, 03/31/2014		2,168,741
500,000	1.88%, 04/30/2014		518,125
500,000	4.75%, 05/15/2014		552,266
500,000	0.75%, 06/15/2014		505,430
2,000,000	2.63%, 07/31/2014		2,117,344
3,250,000	2.38%, 08/31/2014		3,423,673
1,700,000	0.25%, 09/15/2014		1,695,750
2,500,000	0.50%, 10/15/2014		2,510,352
500,000	2.38%, 10/31/2014		528,164
4,500,000	2.63%, 12/31/2014		4,799,529
4,400,000	4.00%, 02/15/2015		4,886,750
1,000,000	2.50%, 03/31/2015		1,066,250
750,000	2.13%, 05/31/2015		791,777
2,000,000	1.88%, 06/30/2015		2,095,624
4,700,000	4.25%, 08/15/2015		5,326,054
2,750,000	1.25%, 09/30/2015		2,821,329
2,000,000	1.25%, 10/31/2015		2,051,250
2,100,000	4.50%, 11/15/2015		2,414,345
1,500,000	1.38%, 11/30/2015		1,545,704
1,000,000	2.13%, 12/31/2015		1,060,625

Principal Amount			Value

U.S. Treasury Bonds and Notes — (continued)
$1,350,000	7.25%, 05/15/2016	$	1,731,270
1,000,000	1.75%, 05/31/2016		1,045,703
2,000,000	3.25%, 05/31/2016		2,219,218
1,250,000	1.50%, 06/30/2016		1,292,676
1,500,000	3.25%, 06/30/2016		1,665,821
1,000,000	3.25%, 07/31/2016		1,111,953
4,800,000	4.88%, 08/15/2016		5,692,877
750,000	1.00%, 08/31/2016		758,204
1,500,000	1.00%, 10/31/2016		1,514,532
2,000,000	3.13%, 10/31/2016		2,217,656
1,000,000	3.25%, 12/31/2016		1,116,562
1,775,000	2.75%, 05/31/2017		1,942,654
2,000,000	2.50%, 06/30/2017		2,162,968
1,000,000	2.38%, 07/31/2017		1,074,766
3,200,000	4.75%, 08/15/2017		3,852,998
1,750,000	1.88%, 08/31/2017		1,831,622
1,000,000	1.88%, 09/30/2017		1,045,547
500,000	1.88%, 10/31/2017		522,774
1,000,000	2.75%, 12/31/2017		1,096,250
1,250,000	2.63%, 01/31/2018		1,361,426
4,400,000	3.50%, 02/15/2018		5,016,343
750,000	2.38%, 06/30/2018		803,672
750,000	1.50%, 08/31/2018		760,957
3,000,000	1.38%, 09/30/2018		3,016,173
3,250,000	3.13%, 05/15/2019		3,644,062
1,000,000	3.63%, 08/15/2019		1,158,203
1,250,000	3.63%, 02/15/2020		1,449,708
2,050,000	8.50%, 02/15/2020		3,152,996
2,375,000	3.50%, 05/15/2020		2,732,179
2,400,000	2.63%, 08/15/2020		2,588,438
2,000,000	2.63%, 11/15/2020		2,153,124
1,900,000	3.63%, 02/15/2021		2,205,930
1,000,000	3.13%, 05/15/2021		1,116,562
2,250,000	8.13%, 05/15/2021		3,500,860
1,700,000	2.13%, 08/15/2021		1,743,562
2,000,000	2.00%, 11/15/2021		2,022,812
650,000	8.00%, 11/15/2021		1,015,930
1,650,000	7.25%, 08/15/2022		2,497,430
1,800,000	6.25%, 08/15/2023(b)		2,576,250
300,000	7.50%, 11/15/2024		478,781
1,100,000	6.88%, 08/15/2025		1,694,000
1,150,000	6.38%, 08/15/2027		1,743,148
900,000	6.13%, 11/15/2027		1,337,625
850,000	5.25%, 11/15/2028		1,171,938
3,400,000	6.25%, 05/15/2030		5,258,311
1,950,000	5.38%, 02/15/2031		2,779,358
1,900,000	4.50%, 02/15/2036		2,486,329
3,750,000	4.75%, 02/15/2037		5,093,554
500,000	4.38%, 02/15/2038		646,406
750,000	4.50%, 05/15/2038		988,359
1,100,000	3.50%, 02/15/2039		1,237,328
1,000,000	4.38%, 11/15/2039		1,298,281
500,000	4.63%, 02/15/2040		674,375
3,275,000	4.38%, 05/15/2040		4,254,428
2,150,000	3.88%, 08/15/2040		2,577,312
2,100,000	4.25%, 11/15/2040		2,678,155
1,750,000	4.75%, 02/15/2041		2,411,719
3,500,000	4.38%, 05/15/2041		4,560,391

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO

Schedule of Investments

As of December 31, 2011

Principal Amount		Value

U.S. Treasury Bonds and Notes — (continued)
$2,000,000	3.13%, 11/15/2041	$2,095,312

		206,813,779

Utilities — 2.68%
1,000,000	Atmos Energy Corp
	8.50%, 03/15/2019	1,321,367
500,000	Consolidated Edison Co of New York Inc
	5.30%, 12/01/2016	583,437
500,000	Entergy Louisiana LLC
	5.40%, 11/01/2024	571,126
500,000	Florida Gas Transmission Co LLC(a)
	5.45%, 07/15/2020	549,190
1,000,000	Florida Power Corp
	5.65%, 04/01/2040	1,245,359
500,000	Jersey Central Power & Light Co
	6.15%, 06/01/2037	581,066
500,000	Kansas Gas & Electric Co(a)
	6.70%, 06/15/2019	619,886
1,500,000	Kentucky Power Co(a)
	6.00%, 09/15/2017	1,730,749
1,000,000	Louisville Gas & Electric Co
	5.13%, 11/15/2040	1,198,505
500,000	Ohio Power Co
	4.85%, 01/15/2014	530,869
500,000	Oncor Electric Delivery Co LLC
	6.80%, 09/01/2018	608,048
	Pacific Gas & Electric Co
500,000	6.05%, 03/01/2034	618,919
500,000	4.50%, 12/15/2041	511,277
500,000	Pennsylvania Electric Co
	5.20%, 04/01/2020	559,499
436,000	Pnpp II Funding Corp
	8.83%, 05/30/2016	511,797
683,000	Public Service Co of Oklahoma
	5.15%, 12/01/2019	761,593
1,000,000	San Diego Gas & Electric Co
	5.35%, 05/15/2035	1,236,084
1,000,000	Southern California Edison Co
	5.63%, 02/01/2036	1,238,257
500,000	Southwestern Electric Power Co(b)
	6.45%, 01/15/2019	583,655
500,000	Southwestern Public Service Co
	8.75%, 12/01/2018	682,916
500,000	TECO Finance Inc
	4.00%, 03/15/2016	525,858
500,000	Westar Energy Inc
	6.00%, 07/01/2014	548,221

		17,317,678

TOTAL BONDS AND NOTES — 97.14% (Cost $594,233,939)		$628,784,282

SHORT-TERM INVESTMENTS
	U.S. Treasury Bond/Note
3,000,000	0.13%, 12/31/2013	2,992,968

Principal Amount		Value

5,000,000	0.88%, 12/31/2016	5,010,155
32,265,000	Undivided interest of 73.19% in a repurchase agreement (principal amount/value $44,085,000 with a maturity value of $44,085,098) with Cantor Fitzgerald & Co, 0.02%, dated 12/30/11, to be repurchased at $32,265,072 on 1/3/12, collateralized by U.S. Treasury, 2.13% - 2.50%, 4/30/15 - 2/29/16, with a value of $44,966,800. , 0.00%, Perpetual	32,265,000

TOTAL SHORT-TERM INVESTMENTS — 6.22% (Cost $40,247,566)		$40,268,123

SECURITIES LENDING COLLATERAL
999,939	Undivided interest of 8.33% in a repurchase agreement (principal amount/value $12,000,000 with a maturity value of $12,000,133) with Goldman Sachs & Co., 0.10%, dated 12/30/11, to be repurchased at $999,939 on 1/3/12, collateralized by various U.S. Government Agency securities, 2.16% - 6.50%, 4/1/20 - 12/1/48, with a value of $12,240,000.	999,939

999,939	Undivided interest of 4.69% in a repurchase agreement (principal amount/value $21,300,000 with a maturity value of $21,300,118) with JP Morgan Securities, 0.05%, dated 12/30/11, to be repurchased at $999,939 on 1/3/12, collateralized by Federal Home Loan Mortgage Corporation, 2.13% - 5.94%, 6/1/24 - 3/1/41, with a value of $21,726,050.	999,939

999,939	Undivided interest of 4.49% in a repurchase agreement (principal amount/value $22,250,000 with a maturity value of $22,250,074) with RBC Capital Markets Corp, 0.03%, dated 12/30/11, to be repurchased at $999,939 on 1/3/12, collateralized by various U.S. Government Agency securities, 4.00% - 6.00%, 3/15/39 - 12/20/41, with a value of $22,703,708.	999,939

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO

Schedule of Investments

As of December 31, 2011

Principal Amount			Value

Securities Lending Collateral — (continued)
$999,939	Undivided interest of 5.41% in a repurchase agreement (principal amount/value $18,500,000 with a maturity value of $18,500,103) with HSBC Securities (USA) Inc, 0.05%, dated 12/30/11, to be repurchased at $999,939 on 1/3/12, collateralized by U.S. Treasury, 0.25% - 4.25%, 10/31/13 - 11/15/40, with a value of $18,870,075.	$	999,939

Principal Amount		Value

Securities Lending Collateral — (continued)
$709,899	Undivided interest of 2.89% in a repurchase agreement (principal amount/value $24,550,891 with a maturity value of $24,551,027) with Merrill Lynch, Pierce, Fenner & Smith, 0.05%, dated 12/30/11, to be repurchased at $709,898 on 1/3/12, collateralized by various U.S. Government Agency securities, 0.00% - 6.75%, 1/3/12 - 3/1/47, with a value of $25,041,921.	$709,899

TOTAL SECURITIES LENDING COLLATERAL — 0.73% (Cost $4,709,655)		$4,709,655

TOTAL INVESTMENTS — 104.09% (Cost $639,191,160)		$673,762,060

OTHER ASSETS & LIABILITIES, NET — (4.09)%		$(26,449,869)

TOTAL NET ASSETS — 100.00%		$647,312,191

(a)	Restricted security; at December 31, 2011, the aggregate cost and market value of the securities was $23,127,658 and $24,448,681, respectively, representing 3.78% of net assets.
(b)	A portion or all of the security is on loan at December 31, 2011.
(c)	Illiquid security; at December 31, 2011, the aggregate cost and market value of illiquid securities was $1,443,243 and $1,683,988, respectively, representing 0.26% of net assets.
(d)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2011.

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Assets and Liabilities

As of December 31, 2011

Maxim Bond Index Portfolio

ASSETS:
Investments in securities, market value (including $4,601,053 of securities on loan)(a)	$673,762,060
Cash	22,977
Interest receivable	4,769,742
Subscriptions receivable	1,622,159

Total Assets	680,176,938

LIABILITIES:
Payable to investment adviser	259,431
Payable upon return of securities loaned	4,709,655
Redemptions payable	1,930,118
Payable for investments purchased	25,965,474
Payable for distribution fees	69

Total Liabilities	32,864,747

NET ASSETS	$647,312,191

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,683,080
Paid-in capital in excess of par	607,020,523
Net unrealized appreciation on investments	34,570,900
Accumulated net realized gain on investments	1,037,688

TOTAL NET ASSETS
Initial Class	$646,841,738

Class L	$470,453

CAPITAL STOCK:
Authorized
Initial Class	105,000,000
Class L	35,000,000
Issued and Outstanding
Initial Class	46,782,726
Class L	48,074

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$13.83

Class L	$9.79

(a) Cost of investments	$639,191,160

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Operations

For the fiscal year ended December 31, 2011

Maxim Bond Index Portfolio

INVESTMENT INCOME:
Interest	$18,273,660
Income from securities lending	5,590

Total Income	18,279,250

EXPENSES:
Management fees	2,714,746
Distribution fees - Class L	156

Total Expenses	2,714,902

Less amount waived by distributor - Class L	14

Net Expenses	2,714,888

NET INVESTMENT INCOME	15,564,362

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	2,317,472
Change in net unrealized appreciation on investments	21,143,977

Net Realized and Unrealized Gain on Investments	23,461,449

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$39,025,811

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2011 and 2010

	2011	2010
Maxim Bond Index Portfolio

OPERATIONS:
Net investment income	$15,564,362	$13,557,609
Net realized gain on investments	2,317,472	5,407,717
Change in net unrealized appreciation on investments	21,143,977	4,329,927

Net Increase in Net Assets Resulting from Operations	39,025,811	23,295,253

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(15,254,612)	(13,254,246)
Class L	(12,360)	N/A

From net investment income	(15,266,972)	(13,254,246)

From net realized gains
Initial Class	(1,857,116)	(6,442,122)
Class L	(1,325)	N/A

From net realized gains	(1,858,441)	(6,442,122)

Total Distributions	(17,125,413)	(19,696,368)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	420,667,748	323,443,869
Class L	540,310	N/A
Shares issued in reinvestment of distributions
Initial Class	17,111,728	19,696,368
Class L	13,685	N/A
Shares redeemed
Initial Class	(250,888,094)	(264,301,069)
Class L	(73,742)	N/A

Net Increase in Net Assets Resulting from Capital Share Transactions	187,371,635	78,839,168

Total Increase in Net Assets	209,272,033	82,438,053

NET ASSETS:
Beginning of year	438,040,158	355,602,105

End of year (a)	$647,312,191	$438,040,158

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	31,043,842	23,898,731
Class L	54,209	N/A
Shares issued in reinvestment of distributions
Initial Class	1,252,073	1,474,309
Class L	1,399	N/A
Shares redeemed
Initial Class	(18,466,754)	(19,562,335)
Class L	(7,534)	N/A

Net Increase	13,877,235	5,810,705

(a) Including undistributed net investment income:	$0	$30,452

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Year Ended December 31,
	2011	2010	2009	2008	2007
Maxim Bond Index Portfolio - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$13.29	$13.10	$12.96	$12.75	$12.47
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.37	0.45	0.54	0.58	0.54
Net realized and unrealized gain	0.58	0.39	0.25	0.21	0.28

Total Income From Investment Operations	0.95	0.84	0.79	0.79	0.82

LESS DISTRIBUTIONS:
From net investment income	(0.37)	(0.45)	(0.54)	(0.58)	(0.54)
From net realized gains	(0.04)	(0.20)	(0.11)	–	–

Total Distributions	(0.41)	(0.65)	(0.65)	(0.58)	(0.54)

NET ASSET VALUE, END OF YEAR	$13.83	$13.29	$13.10	$12.96	$12.75

TOTAL RETURN(a)	7.21%	6.50%	6.18%	6.40%	6.74%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$646,842	$438,040	$355,602	$274,554	$260,808
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	2.87%	3.43%	4.27%	4.60%	4.65%
Portfolio turnover rate(b)	29%	48%	34%	31%	21%

(a)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

Maxim Bond Index Portfolio - Class L	Period Ended December 31, 2011(a)

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.48
Net realized and unrealized loss	(0.17)

Total Income From Investment Operations	0.31

LESS DISTRIBUTIONS:
From net investment income	(0.48)
From net realized gains	(0.04)

Total Distributions	(0.52)

NET ASSET VALUE, END OF PERIOD	$9.79

TOTAL RETURN(b)	3.15%	(c) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$470
Ratio of expenses to average net assets
Before waiver	0.75%	(e)
After waiver	0.73%	(e)
Ratio of net investment income to average net assets
Before waiver	2.41%	(e)
After waiver	2.43%	(e)
Portfolio turnover rate(f)	29%	(c)

(a)	Class L commenced operations on July 29, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Annualized
(f)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO

Notes to Financial Statements

As of December 31, 2011

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Bond Index Portfolio (the Portfolio) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the debt securities that comprise the Barclays Capital Aggregate Bond Index. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Portfolio offers two share classes, referred to as Initial Class and Class L shares. All shares of the Portfolio represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Initial Class shares are not subject to any distribution fees and Class L shares are subject to an annual distribution fee of 0.25% of the Portfolio’s annual average net assets attributable to Class L shares. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of the Portfolio’s shares is determined by dividing the net assets attributable to each class of shares of the Portfolio by the number of issued and outstanding shares of each class of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income Investments:
Corporate Bonds and Notes; Government and Government Agency Obligations (Domestic and Foreign)

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Commercial Mortgage Backed; Residential Mortgage Backed; Asset Backed Obligations

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include new issue data, monthly payment information, collateral performance, and third party real estate analysis.

Municipal Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields and material event notices.

Short Term Investments:	Amortized cost.

Securities Lending Collateral:	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of December 31, 2011, 100% of the Portfolio’s investments are valued using Level 2 inputs. At no point during the year did the Portfolio hold securities valued with Level 3 inputs. A breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the year.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

The Portfolio invests in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Restricted and Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board-approved guidelines established in the Fund’s Policy and Procedures regarding Liquidity.

The Portfolio may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in the Fund may invest in repurchase agreement transactions and hold repurchase agreement positions as a form of security lending collateral that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

As of and during the year ended December 31, 2011, the Portfolio did not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Portfolio did not incur any interest or penalties.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Portfolio’s State tax returns may remain open for an additional year depending on the jurisdiction.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU No. 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASU No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

In April 2011, the FASB issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011. The Portfolio will adopt ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 does not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio will adopt ASU No. 2011-04 for its fiscal year beginning January 1, 2012. At this time, the Portfolio is evaluating the impact, if any, of ASU No. 2011-04 on the financial statements and related disclosures.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (MCM), a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.50% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

FASCore, LLC, a wholly-owned subsidiary of GWL&A, performed transfer agent servicing functions for the Portfolio until May 13, 2011 when the service moved to an unaffiliated vendor.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio. The Portfolio has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by MCM in consideration for MCM providing initial capital to the Portfolio. The amount waived is reflected in the Statement of Operations.

The total compensation paid to the independent directors with respect to all sixty-three portfolios for which they serve as Directors was $238,800 for the year ended December 31, 2011. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2011, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $79,781,961 and $30,133,586, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $266,428,559 and $123,280,978, respectively.

4. UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2011, the U.S. Federal income tax cost basis was $638,445,558. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $36,044,341 and gross depreciation of securities in which there was an excess of tax cost over value of $727,839 resulting in net appreciation of $35,316,502.

5. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Portfolio also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2011 the Portfolio had securities on loan valued at $4,601,053 and received collateral of $4,709,655 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Portfolios and in the event of a default by the counterparty, all Portfolios would share ratably in the collateral.

6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2011 and 2010 were as follows:

	2011	2010
Distributions paid from:
Ordinary income	$15,266,973	$15,197,746
Long-term capital gain	1,858,440	4,498,622

	$17,125,413	$19,696,368

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$	190,121
Undistributed capital gains		101,965

Net accumulated earnings		292,086

Net unrealized appreciation on investments		35,316,502
Capital loss carryforwards		-
Post-October losses		-

Tax composition of capital	$	35,608,588

Investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. For the year ended December 31, 2011 the Portfolio reclassified permanent book and tax differences of $327,842 from undistributed net investment income to accumulated net realized gain on investments. This adjustment has no impact on net assets or the results of operations. Additionally, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

7. TAX INFORMATION (unaudited)

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2011, 0.00% qualifies for the dividend received deduction available to the Portfolio’s corporate shareholders.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim Bond Index Portfolio, one of the portfolios constituting the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim Bond Index Portfolio of the Maxim Series Fund, Inc. as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado
February 27, 2012

Fund Directors and Officers

Maxim Series Fund, Inc. (the “Fund”) is organized under Maryland law, and is governed by the Board of Directors (the “Board”). The Board is responsible for overall management of the Fund’s business affairs. The Board meets at least four times during the year to, among other things, review a wide variety of matters affecting the Fund, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs. Each Director oversees 63 portfolios, each of which is a series of the Fund. The business address of each Director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111. The following table provides information about each of the Directors and executive officers of the Fund.

Independent Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Sanford Zisman** (1939) 1982	Attorney, Law Firm of Zisman & Ingraham, P.C.
Gail H. Klapper (1943) 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum	Director, Guaranty Bancorp
Stephen G. McConahey (1943) (2011)	Chairman, SGM Capital, LLC

*A Director who is not an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**Mr. Zisman serves as lead Independent Director of the Fund.

Interested Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Mitchell T.G. Graye (1955) 2000 (as Director) 2008 (as Chairman)

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Charles P. Nelson (1961) 2008

Executive Vice President, Retirement Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc. and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, GW Capital Management, LLC

*An “Interested Director” refers to a Director who is an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or GW Capital Management, LLC.

Officers
Name (Year of Birth) Title Length of Time Served	Principal Occupations During Past 5 Years
Mitchell T.G. Graye (1955) President & Chief Executive Officer 2008

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Mary C. Maiers

(1967)

Chief Financial Officer &

Treasurer

2008 (as Treasurer and

Investment Operations

Compliance Officer)

2010 (as Chief Financial

Officer, Treasurer, and

Investment Operations

Compliance Officer)

2011 (as Chief Financial

Officer & Treasurer)

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Vice President and Investment Compliance Officer, GWFS Equities, Inc.; Chief Financial Officer & Treasurer, GW Capital Management, LLC

Beverly A. Byrne (1955) Chief Legal Counsel & Chief Compliance Officer 1997 – 2010 (as Secretary) 2004 (as Chief Compliance Officer)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC and GWFS Equities, Inc.; Secretary and Compliance Officer, EMJAY Corporation and EMJAY Retirement Plan Services, Inc.; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, GW Capital Management, LLC

Ryan L. Logsdon (1974) Assistant Vice President, Counsel & Secretary 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, GW Capital Management, LLC

Additional information about the Fund and its Directors is available in the Fund’s Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Maxim Series Fund, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.maximfunds.com.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.   CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $418,850 for fiscal year 2010 and $610,000 for fiscal year 2011.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $84,800 for fiscal year 2010 and $79,500 for fiscal year 2011. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $238,700 for fiscal year 2010 and $263,400 for fiscal year 2011. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund’s auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that

1 No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund’s auditors to (a) the Fund’s investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2010 equaled $1,060,100 and for fiscal year 2011 equaled $2,329,700.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund’s primary investment adviser.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.   PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not Applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 28, 2012

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	February 28, 2012